Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning of the year	$ 129,812
Deferred tax assets acquired through acquisition of ZDSE		89,384	89,384
(Debited)/Credited to the statement of income (loss)	(47,866)	43,930	43,930
Exchange difference	1,381	(3,502)	(3,502)
End of the period/year	$ 83,327	$ 129,812	$ 129,812